Related-Party and Party-in- Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions

NOTE G—RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain Master Trust investments are managed by Fidelity Investments. Fidelity Investments is an affiliate of the Trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions that are exempt from prohibited transaction rules. The Plan's portion of the Master Trust also holds shares of Fortune Brands Common Stock. The Trust held 231 and 253 shares of Fortune Brands Common Stock as of December 31, 2025 and 2024, respectively, with a fair value of $11,575 and $17,260, respectively. The Plan’s interest in the Master Trust received dividends on Fortune Brands Common Stock of $240 and $251 for the year ended December 31, 2025 and 2024, respectively. Notes receivable from participants also qualify as party-in-interest transactions.

The Plan’s portion of fees paid to Fidelity through the Master Trust for recordkeeping and investment management services totaled $918 and $696 for the years ended December 31, 2025 and 2024, respectively.